Disclosure of Fair Value of Financial Instruments - Summary of Financial Assets Measured and Recorded at Fair Value on Recurring Basis (Detail) - Fair Value, Measurements, Recurring [Member] - USD ($)
$ in Thousands
	Dec. 31, 2017	Mar. 31, 2017
Assets:
Total assets	$ 59,806	$ 67,825
Money Market Funds [Member]
Assets:
Total assets	6,901	7,478
U.S. Treasury Securities [Member]
Assets:
Total assets	5,990	3,506
Non-U.S. Government Securities [Member]
Assets:
Total assets	9,486	14,494
Corporate Securities [Member]
Assets:
Total assets	37,429	42,347
Quoted Prices in Active Markets for Identical Assets (Level 1 Inputs) [Member]
Assets:
Total assets	6,901	7,478
Quoted Prices in Active Markets for Identical Assets (Level 1 Inputs) [Member] | Money Market Funds [Member]
Assets:
Total assets	6,901	7,478
Significant Other Observable Inputs (Level 2 Inputs) [Member]
Assets:
Total assets	52,905	60,347
Significant Other Observable Inputs (Level 2 Inputs) [Member] | U.S. Treasury Securities [Member]
Assets:
Total assets	5,990	3,506
Significant Other Observable Inputs (Level 2 Inputs) [Member] | Non-U.S. Government Securities [Member]
Assets:
Total assets	9,486	14,494
Significant Other Observable Inputs (Level 2 Inputs) [Member] | Corporate Securities [Member]
Assets:
Total assets	$ 37,429	$ 42,347